Note 6 (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segment Reporting [Abstract]
Total Group assets by operating segments [Table Text Block]
The breakdown of the BBVA Group’s total assets by operating segments as of December 31, 2022, 2021 and 2020 is as follows:

Total Group assets by operating segments (Millions of Euros)
	2022	2021	2020
Spain	427,193	413,477	408,030
Mexico	143,405	118,106	110,236
Turkey	66,043	56,245	59,585
South America	62,067	56,124	55,436
Rest of Business	49,952	40,314	35,172
Subtotal assets by operating segments	748,660	684,266	668,460
Corporate Center and adjustments (1)	(35,520)	(21,381)	65,336
Total assets BBVA Group	713,140	662,885	733,797
(1) The balance of 2020 corresponds mainly to the Group companies included within the scope of the USA Sale to PNC.

Main margins and profit by operating segments [Table Text Block]	The following table sets forth certain summarized information relating to results of each operating segment and Corporate Center for the years ended December 31, 2022, 2021 and 2020:

Main margins and profit by operating segments (Millions of euros)
	Operating Segments
	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center and adjustments (1)
2022
Net interest income	19,153	3,784	8,378	2,631	4,137	332	(109)
Gross income	24,890	6,145	10,839	3,185	4,261	790	(329)
Operating profit (loss) before tax	10,356	2,625	5,690	1,644	1,429	277	(1,309)
Net attributable profit (loss)	6,420	1,678	4,182	509	734	240	(922)
2021
Net interest income	14,686	3,502	5,836	2,370	2,859	281	(163)
Gross income	21,066	5,925	7,603	3,422	3,162	741	212
Operating profit (loss) before tax	7,247	2,122	3,528	1,953	961	314	(1,632)
Profit (loss) after tax from discontinued operations	280	—	—	—	—	—	280
Net attributable profit (loss)	4,653	1,581	2,568	740	491	254	(980)
2020
Net interest income	14,592	3,566	5,415	2,783	2,701	291	(164)
Gross income	20,166	5,567	7,025	3,573	3,225	839	(63)
Operating profit (loss) before tax	5,248	823	2,475	1,522	896	280	(748)
Profit (loss) after tax from discontinued operations	(1,729)	—	—	—	—	—	(1,729)
Net attributable profit (loss)	1,305	652	1,761	563	446	222	(2,339)
(1) Adjustments include: (I) the impact of the purchase of offices in Spain in 2022 in the transaction with Merlin Properties (see Note 17); (II) the costs associated with the collective layoff procedure and the closing of offices in 2021 (see Note 24); and (III) the capital gain from the bancassurance transaction with Allianz in 2020 (see Note 3).